Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance, Stock awards
Granted, Stock awards
Forfeited or cancelled, Stock awards
Assumed in recapitalization, Stock awards	43,423
Granted post-recapitalization, Stock awards	813,670
Ending balance, Stock awards	857,093